UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21365

Seligman LaSalle Real Estate Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle Real Estate Fund Series, Inc.

Schedules of Investments (unaudited) September 30, 2008

Seligman LaSalle Global Real Estate Fund

	Shares or Principal Amount		Value
Common Stocks 99.6%
Australia 12.2%
Abacus Property Group (Diversified)	114,321	shs.	$ 82,952
Goodman Group (Industrial)	203,926		411,061
GPT Group (Diversified)	246,610		356,257
Macquarie CountryWide Trust (Retail)	351,737		275,643
MacQuarie Office Trust (Office)	406,583		258,005
Trinity Group (Diversified)	12,928		6,983
Valad Property Group (Diversified)	238,476		58,084
Westfield Group (Retail)	92,205		1,258,204
			2,707,189
Austria 0.1%
Immoeast (Office)	7,084		18,100

Belgium 0.4%
Cofinimmo (Office)	547		95,606

Canada 4.0%
Brookfield Properties (Office)	26,262		415,990
Canadian Real Estate Investment Trust (Diversified)	12,463		331,878
Morguard Real Estate Investment Trust (Retail)	4,700		52,200
RioCan Real Estate Investment Trust (Retail)	4,600		87,354
			887,422
Finland 0.9%
Citycon (Retail)	23,977		78,937
Sponda (Office)	9,767		59,072
Technopolis (Office)	7,136		49,428
			187,437
France 5.9%
Klepierre (Retail)	6,516		256,089
Unibail-Rodamco (Diversified)	5,095		1,037,943
			1,294,032
Hong Kong 5.2%
Champion Real Estate Investment Trust (Office)	148,000		60,915
FE Consort International (Hotels)	275,586		53,884
Hang Lung Properties (Retail)	49,000		115,563
Hongkong Land Holdings (Office)	148,898		447,475
The Link Real Estate Investment Trust (Retail)	182,000		376,567
Sun Hung Kai Properties (Residential)	9,000		92,411
			1,146,815
Italy 0.2%
Immobiliare Grande Distribuzione (Retail)	22,693		51,062

Japan 4.9%
Japan Excellent (Office)	9		40,217
Japan Logistics Fund (Industrial)	12		70,899
Kenedix Realty Investment (Diversified)	35		128,672
Mitsui Fudosan (Diversified)	13,000		250,272
Nippon Building Fund (Office)	38		365,108
Nippon Commercial Investment (Office)	28		59,937
NTT Urban Development (Office)	136		164,952
			1,080,057
Luxembourg 0.5%
ProLogis European Properties (Industrial)	12,243		109,794

Netherlands 2.6%
Corio (Retail)	3,638		260,744
Eurocommercial Properties* (Retail)	3,718		162,562
Wereldhave (Office)	1,650		161,452
			584,758
Norway 0.1%
Norwegian Property (Office)	8,559		14,920

Singapore 1.0%
CapitaCommercial Trust (Office)	241,000		223,004
Fortune (Retail)	8,914		3,474
			226,478
Sweden 1.6%
Castellum (Diversified)	17,326		151,715
Fabege (Diversified)	22,879		129,327
Hufvudstaden (Class A) (Office)	9,188		71,260
			352,302
Switzerland 0.7%
PSP Swiss Property (Office)	2,500		144,445

United Kingdom 9.4%
Big Yellow Group (Industrial)	17,488		102,008
British Land (Diversified)	30,629		409,760
Brixton (Industrial)	34,681		129,467
Capital & Regional (Retail)	4,004		12,173
Derwent London (Office)	13,203		246,644
Development Securities (Office)	7,028		48,783
Hammerson (Retail)	18,730		326,430
Land Securities Group (Diversified)	26,161		590,418
Liberty International (Retail)	7,480		129,914
Quintain Estates & Development (Diversified)	7,540		27,344
Unite Group (Residential)	14,745		59,931
			2,082,872

United States 49.9%
AMB Property (Industrial)	6,055		274,291
AvalonBay Communities (Residential)	9,308		916,093
Boston Properties (Office)	5,611		525,526
BRE Properties (Residential)	6,436		315,364
Camden Property Trust (Residential)	1,365		62,599
Corporate Office Properties Trust (Office)	2,074		83,686
Developers Diversified Realty (Retail)	4,020		127,394
DiamondRock Hospitality (Hotels)	9,869		89,808
Douglas Emmet (Office)	7,088		163,520
Duke Realty (Office)	7,943		195,239
Equity Residential (Residential)	10,561		469,014
Extra Space Storage (Diversified)	8,395		128,947
Federal Realty Investment Trust (Retail)	6,659		570,010
General Growth Properties (Retail)	16,706		252,261
SL Green Realty (Office)	6,641		430,337
HCP (Diversified)	4,149		166,499
Host Hotels & Resorts (Hotels)	34,212		454,678
Kilroy Realty (Office)	6,097		291,376
Kimco Realty (Retail)	16,002		591,114
LaSalle Hotel Properties (Hotels)	3,700		86,284
Macerich (Retail)	8,554		544,462
ProLogis (Industrial)	20,609		850,533
Public Storage (Diversified)	4,786		473,862
Regency Centers (Retail)	5,703		380,333
Senior Housing Properties Trust (Residential)	5,511		131,327
Simon Properties Group (Retail)	11,226		1,088,922
Ventas (Diversified)	10,810		534,230
Vornado Realty Trust (Office)	9,233		839,742
			11,037,451

Total Common Stocks			22,020,740

Repurchase Agreement 0.5%

State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $121,000, collateralized by: $125,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $124,844	$121,000		121,000

Total Investments 100.1%			22,141,740

Other Assets Less Liabilities (0.1)%			(30,015)

Net Assets 100.0%			$22,111,725

Seligman LaSalle Monthly Dividend Real Estate Fund

	Shares or Principal Amount		Value
Common Stocks 99.3%
Apartments 15.4%
AvalonBay Communities	8,372	shs.	$ 823,972
BRE Properties	30,178		1,478,722
Camden Property Trust	24,621		1,129,119
Colonial Properties Trust	23,633		441,701
Equity Residential	61,618		2,736,455
UDR	52,898		1,383,283
			7,993,252
Diversified 3.0%
Vornado Realty Trust	17,254		1,569,251

Health Care 9.7%
HCP	55,325		2,220,192
Senior Housing Properties Trust	116,424		2,774,384
			4,994,576
Industrial 8.0%
DCT Industrial Trust	237,252		1,777,017
ProLogis	57,765		2,383,962
			4,160,979
Lodging/Resorts 6.5%
DiamondRock Hospitality	140,216		1,275,966
Hospitality Properties Trust	18,461		378,820
LaSalle Hotel Properties	48,925		1,140,931
Sunstone Hotel Investors	41,526		560,601
			3,356,318
Office 12.2%
BioMed Realty Trust	58,208		1,539,602
Brandywine Realty Trust	106,251		1,703,204
HRPT Properties	154,962		1,067,688
Kilroy Realty	12,200		583,038
Parkway Properties	38,126		1,443,450
			6,336,982
Office/Industrial 9.1%
Duke Realty	112,291		2,760,113
Liberty Property Trust	52,545		1,978,319
			4,738,432
Regional Malls 16.5%
CBL & Associates Properties	73,075		1,467,346
General Growth Properties	66,922		1,010,522
Glimcher Realty	55,189		576,173
Macerich	20,682		1,316,409
Pennsylvania Real Estate Investment Trust	64,086		1,208,021
Simon Properties Group	30,549		2,963,253
			8,541,724
Self Storage 4.9%
Extra Space Storage	108,828		1,671,598
Sovran Self Storage	18,707		836,016
			2,507,614
Shopping Centers 14.0%
Developers Diversified Realty	68,067		2,157,043
Kimco Realty	38,438		1,419,900
Ramco-Gershenson Properties Trust	57,599		1,291,370
Regency Centers	16,000		1,067,040
Weingarten Realty Investors	36,387		1,297,924
			7,233,277

Total Common Stocks			51,432,405

Repurchase Agreement 0.8%

State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $451,001, collateralized by: $470,000 US Treasury Bills 1.19%, 12/26/2008, with a fair market value of $469,413	$451,000		451,000

Total Investments 100.1%			51,883,405

Other Assets Less Liabilities (0.1)%			(73,694)

Net Assets 100.0%			$51,809,711
_______________________
*Non-income producing security.

At September 30, 2008, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation		Gross Unrealized Depreciation		Net Unrealized Depreciation
Global Real Estate Fund	$31,753,058	$210,302	*	$(7,018,251	)*	$(6,807,949	)*
Monthly Dividend Real Estate Fund	60,925,622	1,916,272		(14,406,884)		(12,490,612)

___________

* Includes the effects of foreign currency translations.

Seligman LaSalle Real Estate Fund Series, Inc.

Notes to Schedules of Investments (unaudited)

September 30, 2008

Organization – Seligman LaSalle Real Estate Fund Series, Inc. (the “Series”) consists of two separate funds:  Seligman LaSalle Global Real Estate Fund (the “Global Real Estate Fund”) and Seligman LaSalle Monthly Dividend Real Estate Fund (the “Monthly Dividend Real Estate Fund”) (collectively, the “Funds”).

Security Valuation – Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Funds’ investment manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Real Estate Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Series’ Board of Directors (the “Board”) approved fair value procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

The books and records of each Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

Fair Value Measurements – On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments or financial instruments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments and other financial instruments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	Global Real Estate Fund		Monthly Dividend Real Estate Fund
	Investments	Other Financial Instruments*

Level 1 - Quoted Prices	$11,924,873	$52	$51,432,405
Level 2 - Other Significant Observable Inputs	10,216,867	0	451,000
Level 3 - Significant Unobservable Inputs	0	0	0

Total	$22,141,740	$52	$51,883,405

___________

* Represents foreign currency contracts, which are not reflected in the Schedule of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract.

Risk – The Series invests a substantial portion of its assets in securities of real estate investment trusts (REITs). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Series. Investing in one economic sector, such as real estate, may be subject to greater price fluctuations than a portfolio of diversified investments. The stocks of smaller companies may be subject to above-average risk. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. A Portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings.

Subsequent Events – On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Fund’s investment adviser. With the Acquisition completed and shareholders of each Fund having previously approved (at a Special Meeting held on November 3, 2008) a new investment management services agreement between the Series (on behalf of the Funds) and RiverSource Investments and, if applicable, new subadvisory and delegation agreements, RiverSource Investments is the new investment manager of the Funds effective November 7, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.